Note 12 - Income Tax and Social Contribution - Income Taxes Reported (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Income tax expense - current		R$ (1,118.1)	R$ (1,833.5)		R$ (5,332.3)
Deferred tax expense on temporary differences		277.1	(230.4)		923.5
Deferred tax over taxes losses carryforwards movements in the current period		86.3	290.0		(638.9)
Total deferred tax (expense)/income		363.4	59.5		284.6
Total income tax expenses	[1]	R$ (754.7)	R$ (1,773.9)	[2]	R$ (5,047.7)	[2]

[1]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).